Shareholder Report, Line Graph (Details) - USD ($)			2 Months Ended	5 Months Ended	6 Months Ended	8 Months Ended	11 Months Ended	12 Months Ended	14 Months Ended	17 Months Ended	24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Feb. 10, 2025	Jun. 30, 2016	Mar. 31, 2025	Jun. 30, 2025	Jun. 30, 2026	Sep. 30, 2025	Dec. 30, 2025	Jun. 30, 2017	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
C000025781 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Service Class Shares
Accumulated Value		$ 10,000						$ 11,851			$ 14,729	$ 15,346	$ 18,131	$ 25,482	$ 18,030	$ 22,652	$ 29,194	$ 33,632	$ 37,570
C000025780 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Initial Class Shares
Accumulated Value		10,000						11,881			14,803	15,461	18,313	25,801	18,302	23,051	29,783	34,396	38,520
C000025784 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Initial Class Shares
Accumulated Value		10,000						11,720			12,947	13,971	15,671	21,239	18,414	20,243	21,505	24,088	32,776
C000168875 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Service 2 Class Shares
Accumulated Value		10,000						11,679			12,857	13,829	15,458	20,877	18,039	19,761	20,920	23,351	31,662
C000025785 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Service Class Shares
Accumulated Value		10,000						11,691			12,883	13,867	15,515	20,975	18,140	19,892	21,079	23,552	31,967
C000025789 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Service Class Shares
Accumulated Value		10,000						11,510			12,244	13,551	12,525	16,602	16,423	17,842	20,771	23,797	29,291
C000025788 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Initial Class Shares
Accumulated Value		10,000						11,538			12,306	13,653	12,651	16,810	16,671	18,158	21,191	24,339	30,033
C000025790 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Initial Class Shares
Accumulated Value		10,000						12,094			15,407	17,232	20,987	28,936	21,690	27,646	38,082	45,113	49,294
C000025791 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Service Class Shares
Accumulated Value		10,000						12,064			15,330	17,104	20,778	28,577	21,367	27,167	37,328	44,109	48,077
C000025795 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Service Class Shares
Accumulated Value		10,000						11,521			13,099	13,016	12,155	17,800	13,940	15,609	16,831	17,872	22,993
C000025794 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Initial Class Shares
Accumulated Value		10,000						11,550			13,165	13,114	12,277	18,024	14,151	15,884	17,171	18,278	23,575
C000025802 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Initial Class Shares
Accumulated Value		10,000						11,608			13,466	14,232	14,949	20,951	18,213	21,163	26,877	30,046	34,970
C000025803 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Service Class Shares
Accumulated Value		10,000						11,579			13,398	14,125	14,800	20,690	17,942	20,796	26,344	29,378	34,107
C000025805 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Service Class Shares
Accumulated Value		10,000						10,875			11,448	11,884	11,670	14,870	14,219	14,918	16,163	17,698	19,780
C000025804 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Initial Class Shares
Accumulated Value		10,000						10,902			11,506	11,974	11,787	15,057	14,434	15,181	16,489	18,101	20,281
C000025806 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Initial Class Shares
Accumulated Value		10,000						10,618			11,047	11,428	11,242	12,335	11,851	13,062	14,350	15,313	15,870
C000025807 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Service Class Shares
Accumulated Value		10,000						10,592			10,991	11,342	11,127	12,178	11,671	12,831	14,060	14,966	15,470
C000025809 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Service Class Shares
Accumulated Value		10,000						10,835			11,280	11,716	12,284	14,039	12,431	13,211	14,311	15,292	17,088
C000025808 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Initial Class Shares
Accumulated Value		10,000						10,863			11,334	11,801	12,404	14,213	12,616	13,441	14,596	15,636	17,516
C000025810 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Initial Class Shares
Accumulated Value		10,000						11,851			13,185	13,349	13,340	18,829	15,813	17,961	20,703	22,564	27,743
C000025811 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Service Class Shares
Accumulated Value		10,000						11,822			13,119	13,251	13,208	18,597	15,578	17,650	20,295	22,063	27,060
C000025813 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Service Class Shares
Accumulated Value		10,000						11,170			11,886	12,271	12,712	15,475	13,482	14,716	16,317	17,596	20,255
C000025812 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Initial Class Shares
Accumulated Value		10,000						11,197			11,945	12,363	12,840	15,669	13,685	14,976	16,647	17,996	20,768
C000025814 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Initial Class Shares
Accumulated Value		10,000						11,576			12,641	12,902	13,025	17,241	14,861	16,735	18,953	20,541	24,538
C000025815 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Service Class Shares
Accumulated Value		10,000						11,547			12,578	12,806	12,895	17,027	14,640	16,445	18,578	20,084	23,933
C000025817 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Service Class Shares
Accumulated Value		10,000						11,725			13,351	14,684	15,723	22,047	19,641	23,401	29,036	33,307	40,592
C000025816 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Initial Class Shares
Accumulated Value		10,000						11,754			13,417	14,794	15,881	22,324	19,937	23,814	29,622	34,064	41,619
C000025818 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Initial Class Shares
Accumulated Value		10,000						10,954			11,213	12,166	12,344	14,947	13,052	13,944	15,634	17,879	21,880
C000025819 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Service Class Shares
Accumulated Value		10,000						10,927			11,157	12,076	12,221	14,762	12,858	13,702	15,324	17,482	21,340
C000025821 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Service Class Shares
Accumulated Value		10,000						9,988			9,890	10,631	11,454	11,553	10,167	10,019	10,310	10,877	11,262
C000025820 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Initial Class Shares
Accumulated Value		10,000						10,013			9,940	10,711	11,569	11,698	10,321	10,196	10,518	11,124	11,547
C000025822 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Initial Class Shares
Accumulated Value		10,000						9,928			9,855	10,378	10,974	10,934	10,045	9,834	10,031	10,731	11,195
C000025823 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Service Class Shares
Accumulated Value		10,000						9,904			9,806	10,300	10,865	10,798	9,896	9,663	9,832	10,493	10,918
C000025824 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Initial Class Shares
Accumulated Value		10,000						10,011			10,099	10,283	10,388	10,389	10,399	10,753	11,313	11,819	12,257
C000025826 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Initial Class Shares
Accumulated Value		10,000						11,104			11,441	12,275	12,249	14,017	12,619	13,723	15,055	16,238	17,030
C000025827 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Service Class Shares
Accumulated Value		10,000						11,076			11,384	12,183	12,127	13,843	12,432	13,486	14,757	15,877	16,610
C000025829 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Service Class Shares
Accumulated Value		10,000						11,288			12,887	12,517	13,260	18,153	13,548	14,468	15,446	16,143	17,707
C000025828 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Initial Class Shares
Accumulated Value		10,000						11,316			12,952	12,611	13,393	18,381	13,753	14,723	15,758	16,510	18,156
C000099347 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Initial Class Shares
Accumulated Value		10,000						10,721			10,849	11,293	11,526	12,459	11,499	12,046	13,189	14,407	15,176
C000099348 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Service Class Shares
Accumulated Value		10,000						10,695			10,795	11,209	11,412	12,304	11,328	11,837	12,928	14,088	14,802
C000104622 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Service Class Shares
Accumulated Value		10,000						12,465			13,304	12,926	12,967	19,148	13,282	12,556	14,304	16,383	25,605
C000104621 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Initial Class Shares
Accumulated Value		10,000						12,497			13,371	13,023	13,097	19,388	13,483	12,777	14,593	16,756	26,253
C000104623 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Initial Class Shares
Accumulated Value		10,000						12,305			14,692	14,816	15,619	23,917	17,417	19,789	21,052	22,292	28,994
C000104624 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Service Class Shares
Accumulated Value		10,000						12,274			14,619	14,705	15,463	23,620	17,158	19,446	20,635	21,796	28,278
C000104625 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Initial Class Shares
Accumulated Value		10,000						9,344			10,976	8,876	7,461	12,325	15,974	17,940	20,360	18,794	25,052
C000104627 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Initial Class Shares
Accumulated Value		10,000						11,384			12,826	14,111	15,315	19,071	17,069	18,810	22,003	24,832	27,564
C000104628 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Service Class Shares
Accumulated Value		10,000						11,355			12,762	14,005	15,163	18,834	16,815	18,483	21,567	24,280	26,883
C000104629 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Service Class Shares
Accumulated Value		10,000						10,607			11,313	12,634	11,743	13,875	15,702	16,142	18,354	22,413	25,715
C000104630 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Initial Class Shares
Accumulated Value		10,000						10,632			11,368	12,728	11,860	14,048	15,937	16,425	18,723	22,920	26,363
C000104631 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Initial Class Shares
Accumulated Value		10,000						11,780			12,910	13,609	12,020	17,750	16,677	19,974	24,594	26,552	31,000
C000104632 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Service Class Shares
Accumulated Value		10,000						11,751			12,846	13,507	11,900	17,529	16,428	19,627	24,106	25,961	30,235
C000104634 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Service Class Shares
Accumulated Value		10,000						10,047			10,196	10,610	11,462	12,252	11,549	11,357	11,702	12,448	12,878
C000104633 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Initial Class Shares
Accumulated Value		10,000						10,072			10,247	10,690	11,577	12,406	11,725	11,558	11,939	12,733	13,205
C000154685 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Initial Class Shares
Accumulated Value		10,000						10,876			12,310	10,690	7,779	9,361	9,382	9,516	9,678	11,597	13,281
C000154686 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Service Class Shares
Accumulated Value		10,000						10,849			12,249	10,610	7,702	9,245	9,243	9,351	9,486	11,340	12,954
C000166827 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Service Class Shares
Accumulated Value		10,000						12,223			14,586	12,740	11,073	17,208	13,281	14,427	16,260	17,055	24,434
C000166826 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Initial Class Shares
Accumulated Value		10,000						12,254			14,660	12,836	11,185	17,425	13,483	14,682	16,589	17,444	25,053
C000204554 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Initial Class Shares
Accumulated Value		10,000						10,117			9,837	10,080	10,227	11,082	9,854	10,462	11,308	12,034	13,811
C000204555 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Service Class Shares
Accumulated Value		10,000						10,089			9,785	10,002	10,125	10,944	9,707	10,279	11,083	11,765	13,469
C000255923 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Service Class Shares
Accumulated Value	$ 10,000		$ 9,495	$ 10,275		$ 10,852	$ 11,032		$ 10,590	$ 11,753
C000255924 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Initial Class Shares
Accumulated Value	10,000		9,497	10,284		10,868	11,055		10,618	11,792
C000255926 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Initial Class Shares
Accumulated Value	10,000		9,211	10,174		10,754	10,941		10,411	11,615
C000255925 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Service Class Shares
Accumulated Value	10,000		9,208	10,164		10,737	10,917		10,382	11,575
C000255927 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Service Class Shares
Accumulated Value	10,000		8,533	10,598		11,693	12,023		11,134	16,396
C000255928 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Initial Class Shares
Accumulated Value	10,000		8,536	10,609		11,712	12,050		11,166	16,454
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 3000®Index
Accumulated Value	10,000	10,000	9,258	10,276		11,116	11,383	11,851	10,933	12,620	13,602	14,824	15,792	22,767	19,610	23,327	28,721	33,114	40,667
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Accumulated Value		10,000						9,969			9,929	10,710	11,646	11,607	10,413	10,315	10,587	11,230	11,656
ICE BofA U S Convertible Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA U.S. Convertible Index
Accumulated Value		10,000						11,679			13,078	14,115	16,280	23,728	18,834	20,830	22,118	25,646	34,396
Morningstar Convertibles Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar Convertibles Category Average
U S Equity Yield Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					U.S. Equity Yield Composite Index
Accumulated Value		10,000						11,021			12,044	13,634	13,258	16,658	16,252	17,258	19,434	21,546	24,179
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500®Index
Accumulated Value	10,000	10,000	9,335	10,356		11,197	11,495	11,790	10,996	12,668	13,484	14,889	16,006	22,536	20,144	24,091	30,006	34,556	42,271
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000®Index
Accumulated Value		10,000						11,803			13,519	14,873	15,986	22,871	19,890	23,742	29,410	34,017	41,504
Morningstar Large Blend Category Average C000025802 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar Large Blend Category Average
Morningstar Large Blend Category Average C000025803 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar Large Blend Category Average
Morningstar Moderate Allocation Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar Moderate Allocation Category Average
Balanced Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Balanced Composite Index
Accumulated Value		10,000						10,906			11,327	12,267	12,019	15,004	13,987	14,980	16,415	18,231	21,345
Bloomberg U S Intermediate Government Credit Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Intermediate Government/Credit Bond Index
Accumulated Value		10,000						9,979			9,921	10,609	11,364	11,385	10,556	10,546	10,989	11,729	12,097
Morningstar LSTA US Leveraged Loan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar LSTA US Leveraged Loan Index
Accumulated Value		10,000						10,742			11,211	11,656	11,424	12,755	12,400	13,727	15,253	16,365	17,079
Morningstar Bank Loan Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar Bank Loan Category Average
Morningstar Global Moderately Conservative Allocation Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar Global Moderately Conservative Allocation Category Average
Conservative Allocation Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Conservative Allocation Composite Index
Accumulated Value		10,000						10,691			11,191	12,126	13,032	14,873	13,247	14,182	15,574	17,140	19,007
Equity Allocation Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Equity Allocation Composite Index
Accumulated Value		10,000						11,855			13,335	14,411	15,024	20,840	18,253	21,817	26,448	30,669	37,396
Morningstar Global Aggressive Allocation Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar Global Aggressive Allocation Category Average
Morningstar Global Moderate Allocation Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar Global Moderate Allocation Category Average
Moderate Allocation Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Moderate Allocation Composite Index
Accumulated Value		10,000						11,068			11,871	12,868	13,714	16,720	14,821	16,474	18,704	20,954	23,997
MSCI EAFE Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI EAFE® Index (Net)
Accumulated Value		10,000						12,027			12,850	12,988	12,322	16,308	13,410	15,927	17,765	20,914	25,146
Morningstar Global Moderately Aggressive Allocation Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar Global Moderately Aggressive Allocation Category Average
Morningstar Large Blend Category Average C000025817 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar Large Blend Category Average
Morningstar Large Blend Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar Large Blend Category Average
MSCI World Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI World Index (Net)
Accumulated Value		10,000						11,820			13,130	13,961	14,358	19,964	17,102	20,267	24,360	28,320	34,363
Blended Benchmark Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Blended Benchmark Index
Accumulated Value		10,000						11,047			11,760	12,622	13,346	16,296	14,253	15,761	17,803	19,977	22,809
Morningstar Intermediate Core Bond Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar Intermediate Core Bond Category Average
Bloomberg 5 10 Year Taxable Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg 5-10 Year Taxable Municipal Bond Index
Accumulated Value		10,000						9,910			10,022	10,959	11,805	12,176	10,904	10,906	11,470	12,297	12,854
Morningstar Prime Money Market Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar Prime Money Market Category Average
Average Lipper Variable Products U S Government Money Market Portfolio [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Average Lipper Variable Products U.S. Government Money Market Portfolio
Accumulated Value		10,000						10,011			10,089	10,264	10,363	10,363	10,370	10,701	11,236	11,723	12,180
ICE BofA U S High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					ICE BofA U.S. High Yield Constrained Index
Accumulated Value		10,000						11,274			11,560	12,436	12,291	14,208	12,409	13,510	14,923	16,451	17,396
Morningstar High Yield Bond Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar High Yield Bond Category Average
Morningstar Multisector Bond Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar Multisector Bond Category Average
Morningstar Diversified Emerging Markets Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar Diversified Emerging Markets Category Average
MSCI Emerging Markets Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI Emerging Markets Index (Net)
Accumulated Value		10,000						12,375			13,389	13,551	13,092	18,447	13,783	14,024	15,784	18,196	26,113
Morningstar Natural Resources Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar Natural Resources Category Average
S And P Global Natural Resources Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P Global Natural Resources Index
Accumulated Value		10,000						11,535			14,390	13,812	11,497	17,171	17,678	19,158	20,654	20,907	26,847
Janus Balanced Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Janus Balanced Composite Index
Accumulated Value		10,000						10,941			11,772	12,920	14,039	16,976	15,241	16,797	19,202	21,456	24,623
Morningstar Utilities Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar Utilities Category Average
MSCI USA IMI Utilities 25 50 Index Gross [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI USA IMI Utilities 25/50 Index (Gross)
Accumulated Value		10,000						10,320			10,823	12,808	12,312	14,255	16,129	15,568	16,769	20,651	23,565
Morningstar Inflation Protected Bond Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar Inflation-Protected Bond Category Average
Bloomberg U S TIPS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. TIPS Index
Accumulated Value		10,000						9,937			10,147	10,638	11,519	12,269	11,639	11,476	11,786	12,475	12,902
FTSE Global Core Infrastructure 50 50 Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					FTSE Global Core Infrastructure 50/50 Index (Net)
Accumulated Value		10,000						10,989			11,291	13,038	11,992	14,211	14,623	14,532	15,163	17,746	20,546
Morningstar Infrastructure Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar Infrastructure Category Average
Morningstar Small Blend Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar Small Blend Category Average
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000®Index
Accumulated Value		10,000						12,460			14,649	14,164	13,226	21,429	16,029	18,002	19,812	21,334	30,034
S And P Balanced Equity and Bond Conservative Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P Balanced Equity and Bond - Conservative Index
Accumulated Value		10,000						10,126			10,341	11,404	12,731	13,470	12,064	12,331	13,080	14,194	15,263
Barclay Hedge Fund Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Barclay Hedge Fund Index
Accumulated Value		10,000						11,001			11,693	11,817	11,880	14,757	13,498	14,303	15,799	17,274	19,788
NYLIM Hedge Multi Strategy Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					NYLIM Hedge Multi-Strategy Index
Accumulated Value		10,000						10,229			10,614	10,884	11,128	12,159	10,876	11,633	12,638	13,618	15,778
Morningstar Multistrategy Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar Multistrategy Category Average
Morningstar Technology Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar Technology Category Average
NYSE Technology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					NYSE® Technology Index
Accumulated Value	$ 10,000		$ 8,930	$ 11,052		$ 12,741	$ 13,000		$ 11,965	$ 18,331
Morningstar Large Growth Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar Large Growth Category Average
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000® Growth Index
Accumulated Value		10,000						12,042			14,753	16,458	20,290	28,913	23,485	29,851	39,846	46,707	54,976
Morningstar Large Value Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar Large Value Category Average
Morningstar Mid Cap Blend Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar Mid-Cap Blend Category Average
S And P MidCap 400 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					S&P MidCap 400®Index
Accumulated Value		10,000						11,857			13,458	13,641	12,728	19,503	16,648	19,580	22,238	23,912	30,101
Russell Midcap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell Midcap®Index
Accumulated Value		10,000						11,648			13,084	14,108	13,792	20,660	17,087	19,637	22,165	25,536	31,060
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000® Value Index
Accumulated Value		10,000						11,553			12,335	13,379	12,197	17,525	16,330	18,214	20,592	23,414	29,757
Growth Allocation Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Growth Allocation Composite Index
Accumulated Value		10,000						11,456			12,585	13,630	14,380	18,710	16,493	19,018	22,315	25,439	30,070
Morningstar Foreign Large Growth Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar Foreign Large Growth Category Average
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2000® Growth Index
Accumulated Value		$ 10,000						$ 12,440			$ 15,160	$ 15,086	$ 15,610	$ 23,628	$ 15,729	$ 18,644	$ 20,347	$ 22,326	$ 30,976
Morningstar Small Growth Category Average [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Morningstar Small Growth Category Average